Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

25. Subsequent events

On January 12, 2023, the Board of Directors approved a share buyback program for 2023 to repurchase up to 5% of the Company’s issued and outstanding Class B Common Shares for aggregate consideration of $3,000,000, commencing on January 16, 2023 and expiring on December 31, 2023. The Company has repurchased 1,904,700 and cancelled 289,600 Class B Common Shares at prevailing market prices through March 31, 2023.

On January 18, 2023, the Company issued 2,420,104 Class B Common Shares, on the conversion of PSUs to related parties. The PSUs vested upon the filing of the MS Phase 1 IND, the day the Company submitted a Clinical Trial Application. The Company announced the submission of the Company’s clinical trial application for a planned Phase 1 clinical trial for Lucid-MS on January 17, 2023.

On January 25, 2023, the Company granted 500,000 share options each to the CEO, President, COO and CEO of Lucid with an exercise price of C$1.30 and an expiry date of January 25, 2028. All options were fully vested on the grant date. Each share option can be exercised to acquire one Class B Common Share.

On January 25, 2023, the Company granted 100,000 PSUs each to the four independent members of the Board of Directors. The PSUs fully vest on the filing of Lucid Psych Phase 1 IND.

On February 25, 2023, the Company granted 500,000 share options to employees and consultants with an exercise price of C$2.45. Each share option can be exercised to acquire one Class B Common Share.

On February 27, 2023, the Company granted 15,000 share options to an advisor to the Board of Directors with an exercise price of $1.75 and an expiry date of February 27, 2026. Each share option can be exercised to acquire one Class B Common Share.

On March 24, 2023, the Company granted 15,000 share options to an advisor to the Board of Directors with an exercise price of $1.75 and an expiry date of March 24, 2026. Each share option can be exercised to acquire one Class B Common Share.

Subsequent to December 31, 2022, the Company issued 3,300,000 warrants in exchange for services with exercise prices ranging from $1.50 to $8.00. Each warrant can be exercised to acquire one Class B Common Share.